Vanguard High-Yield Tax-Exempt Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.91%	1.28%	3.05%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.91%	1.25%	3.02%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.97%	1.75%	3.16%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	1.36%	3.14%